FINANCIAL INVESTMENTS - Movements (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INVESTMENTS
Beginning of the period	₺ 1,902,328
End of the period	17,557	₺ 1,902,328
Financial assets at fair value through profit or loss
FINANCIAL INVESTMENTS
Beginning of the period	1,682,839
Purchase of financial investments	1,571,400	1,479,202
Change in fair value recognized in the statement of comprehensive loss (Note 20)	(45,506)	(70,814)
Foreign exchange gains	432,453	492,913
Sales of financial investments	(2,997,654)
Monetary gain/(loss)	(625,975)	(218,462)
End of the period	17,557	1,682,839
Financial assets at amortised cost
FINANCIAL INVESTMENTS
Beginning of the period	219,489
Purchase of financial investments		172,587
Foreign exchange gains	16,362	79,642
Interest accrual	246	590
Sales of financial investments	(197,486)
Monetary gain/(loss)	₺ (38,611)	(33,330)
End of the period		₺ 219,489